Income taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income taxes
13.	Income taxes

The Company recognized a current income tax recovery of $9,392,836 for the year ended December 31, 2017 (2016 – expense of $501,315; 2015 – nil).and a deferred income tax expense of $333,187 for the year ended December 31, 2017 (2016 – recovery of $331,095; 2015 – recovery of $379,000).

As at December 31, 2017 and 2016, deferred tax assets and liabilities have been recognized with respect to the following items:

As at December 31	2017	2016
Deferred tax assets
Non-capital loss carryforwards	$326,108	$701,000
Total deferred tax assets	$326,108	$701,000

Deferred tax assets/(liabilities)
Non-capital loss carryforwards	$-	$1,101,000
Research and development credits	-	922,000
Intangible assets	-	(38,720,000)
Other	-	(1,446,000)
Total deferred tax liabilities	$-	$(38,143,000)

As at December 31, 2017 and 2016, deferred tax assets have not been recognized with respect to the following items:

As at December 31	2017	2016
Deferred tax assets
Non-capital loss carryforwards	$-	$6,449,000
Scientific research and experimental development	3,574,000	3,793,000
Other	315,000	256,000
Total deferred tax assets	$3,889,000	$10,498,000

The reconciliation of the Canadian statutory rate to the income tax rate applied to the net income before discontinued operations for the years ended December 31, 2017, 2016 and 2015 to the income tax expense is as follows:

Year ended December 31	2017	2016 - Restated	2015
Income (loss) for the year
Canadian	$(2,178,334)	$(4,012,706)	$(2,972,573)
Foreign	4,615,378	7,807,249	4,262,002
	$2,437,044	$3,794,543	$1,289,429

Year ended December 31	2017	2016 - Restated	2015
Canadian federal and provincial income taxes at 27% (2016 – 27%; 2015 – 27%)	$(658,000)	$(1,025,000)	$(348,000)
Permanent differences and other items	(335,000)	(758,000)	(537,000)
Foreign tax rate in foreign jurisdictions	656,000	2,159,000	652,000
Change in unrecognized deferred tax assets	9,397,000	(546,000)	612,000
	$9,060,000	$(170,000)	$379,000

The foreign tax rate differential is the difference between the Canadian federal and provincial statutory income tax rate and the tax rates in Barbados (2.50%), Mauritius (15.00%), Ireland (12.50%), India (33.06%) and the United States (38.00%) that is applicable to income or losses incurred by the Company's subsidiaries.

At December 31, 2017, the Company has the following Barbados losses available for application in future years:

2018	$8,366,000
2019	2,278,000
2020	1,169,000
2022	1,231,000
$13,044,000